Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Interest Income and Interest Expense

Interest income and interest expense which have been netted on the Consolidated Statements of Operations are as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Interest Income	$138,489	$39,854	$14,171
Interest Expense	(119,898)	(43,663)	(12,410)

Interest, net	$18,591	$(3,809)	$1,761

Net Trading Revenue Including Dividend Income and Expense

Net trading revenue includes dividend income and expense as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Dividend Income	$24,643	$21,768	$23,987

Dividend Expense	$(20,946)	$(23,210)	$(17,640)

Company's Nonconsolidated VIEs

The following table presents the Company’s nonconsolidated VIEs at December 31, 2012 and 2011 (in thousands):

	DECEMBER 31, 2012
	SECURITIZED HECM LOAN INVENTORY	MBS HELD WITHIN ASSETS OF BUSINESS HELD FOR SALE
Assets in VIE
Carrying value of the VIEs
Assets	$—	$108,999
Liabilities	912	—
Maximum exposure to loss in nonconsolidated VIEs
Commitments	29,017	—
Purchased interests	—	108,999

	DECEMBER 31, 2011
	SECURITIZED HECM LOAN INVENTORY	MBS HELD WITHIN ASSETS OF BUSINESS HELD FOR SALE
Assets in VIE
Carrying value of the VIEs
Assets	$—	$16,399
Liabilities	2,299	—
Maximum exposure to loss in nonconsolidated VIEs
Commitments	12,874	—
Purchased interests	—	16,399